Sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [line items]
Schedule of realized and unrealized gains (losses) recognized in revenues for commodity contracts, including embedded derivatives

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Copper	36,867	27,215	(186,812)
Molybdenum	(8,396)	(84,243)	(3,561)

Schedule of net sales to customers by geographical areas
(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	792,883	530,103	533,765
America - other than Peru	206,721	169,239	178,724
Asia	58,344	59,308	36,796
Europe	96,029	55,107	33,412
	1,153,977	813,757	782,697
Services -
Peru	7,015	12,884	22,095
America - other than Peru	—	—	127
	7,015	12,884	22,222
Royalties -
Peru	—	—	1,381

	1,160,992	826,641	806,300

Revenues by type of good or services:
Sales by metal -
Copper	483,547	466,558	367,278
Gold	326,742	279,731	299,747
Silver	415,399	196,340	157,923
Zinc	63,125	46,620	107,486
Lead	33,779	21,401	32,951
Manganese sulfate	3,658	—	361
Antimony	—	—	28
	1,326,250	1,010,650	965,774
Commercial deductions, note 2.4(q)	(172,273)	(196,893)	(183,077)
Sales of goods, note 20(b)	1,153,977	813,757	782,697
Sales of services, note 20(b)	7,015	12,884	22,222
Royalties income, note 20(b)	—	—	1,381
Total revenue from contracts with customers	1,160,992	826,641	806,300

Revenues by type of recognition:
Goods transferred at a point in time	1,153,977	813,757	782,697
Services transferred over time	7,015	12,884	22,222
Royalties at a point of time	—	—	1,381
	1,160,992	826,641	806,300

See related accounting policies in Note 2.4(p).

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	1,153,977	813,757	782,697
Hedge operations, note 34(a)	—	6,056	12,774
Adjustments to prior period liquidations	1,652	(450)	(920)
Fair value of accounts receivables	(8,039)	(8,402)	6,648
Sale of goods	1,147,590	810,961	801,199
Sale of services, note 20(a)	7,015	12,884	22,222
Royalty income, note 20(a)	—	—	1,381

	1,154,605	823,845	824,802

Sociedad Minera Cerro Verde S.A.A.
Disclosure of associates [line items]
Schedule of revenue by type of products

	For the year ended		For the year ended		For the year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	873,977	3,469,843	891,451	3,219,033	866,703	3,120,448
Copper cathode	77,472	323,073	101,617	394,809	101,368	404,115
Other (primarily silver and molybdenum concentrate)		445,406		529,386		450,732

Total revenues		4,238,322		4,143,228		3,975,295

Schedule of net sales by geographic region

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Asia	3,315,595	3,083,051	3,229,797
North America	416,291	547,934	386,768
Europe	320,612	401,512	165,871
South America (primarily Peru)	185,824	110,731	192,859

Total sales	4,238,322	4,143,228	3,975,295